Document And Entity Information	Apr. 11, 2025
Document Information [Line Items]
Entity, Registrant Name	HOVNANIAN ENTERPRISES, INC.
Document, Type	8-K
Document, Period End Date	Apr. 11, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8551
Entity, Tax Identification Number	22-1851059
Entity, Address, Address Line One	90 Matawan Road, Fifth Floor
Entity, Address, City or Town	Matawan
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07747
City Area Code	732
Local Phone Number	747-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000357294
Class A Common Stock 001 Par Value Per Share Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	HOV
Security Exchange Name	NYSE
Preferred Stock Purchase Rights1 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights	[1]
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Of A Share Of 7625 Series A Preferred Stock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th of a share of 7.625% Series A Preferred Stock
Trading Symbol	HOVNP
Security Exchange Name	NASDAQ

[1]	Each share of Class A Common Stock includes an associated Preferred Stock Purchase Right. Each Preferred Stock Purchase Right initially represents the right, if such Preferred Stock Purchase Right becomes exercisable, to purchase from the Company one ten-thousandth of a share of its Series B Junior Preferred Stock for each share of Common Stock. The Preferred Stock Purchase Rights currently cannot trade separately from the underlying Common Stock.